UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
December 31, 2015
unaudited
Common stocks 90.51% Financials 18.91%	Shares	Value (000)
HDFC Bank Ltd.[1]	97,275,033	$1,944,394
HDFC Bank Ltd. (ADR)	8,898,800	548,166
Prudential PLC[1]	103,553,984	2,318,357
Barclays PLC[1]	650,394,039	2,105,117
AIA Group Ltd.[1]	333,484,600	1,986,754
Housing Development Finance Corp. Ltd.[1]	65,794,265	1,249,998
Kotak Mahindra Bank Ltd.[1]	88,462,514	966,933
AXA SA1	31,189,157	852,669
Société Générale[1]	18,380,372	847,840
Fairfax Financial Holdings Ltd.[2]	868,291	408,965
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	781,878	371,196
ORIX Corp.[1]	55,001,700	771,572
Cheung Kong Property Holdings Ltd.[1]	105,249,444	678,979
Sumitomo Mitsui Financial Group, Inc.[1]	13,885,000	523,774
ICICI Bank Ltd.[1]	130,051,772	510,176
Bank of Ireland[1,3]	1,318,688,553	486,888
Sun Hung Kai Properties Ltd.[1]	39,230,694	470,841
Credit Suisse Group AG1	21,426,907	463,107
Henderson Land Development Co. Ltd.[1]	64,480,527	392,521
Commerzbank AG, non-registered shares[1,3]	34,445,684	356,634
Brookfield Asset Management Inc., Class A	9,972,000	314,417
Indiabulls Housing Finance Ltd.[1,2]	26,207,577	290,150
Hana Financial Group Inc.[1]	13,624,630	272,858
Sberbank of Russia (ADR)[1]	19,940,000	116,306
Sberbank of Russia (ADR)	13,760,875	79,675
Sberbank of Russia (GDR)[1,4]	11,167,686	65,139
UBS Group AG1	13,529,026	260,351
Ayala Land, Inc.[1]	338,868,700	247,419
Ayala Land, Inc., preference shares[1,3]	481,283,600	1,023
Daiwa House Industry Co., Ltd.[1]	8,550,000	245,134
St. James’s Place PLC[1]	16,268,584	239,953
UniCredit SpA[1]	37,802,730	208,216
Deutsche Bank AG1	8,238,889	202,216
Resona Holdings, Inc.[1]	39,350,000	190,999
Aberdeen Asset Management PLC[1]	35,625,042	151,768
BNP Paribas SA1	2,613,981	147,962
Siam Commercial Bank PCL[1]	43,761,040	144,416
Axis Bank Ltd.[1]	21,393,890	144,327
Itaú Unibanco Holding SA, preferred nominative (ADR)	21,845,000	142,211
Bankia, SA1	122,014,203	141,895
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	49,200,000	135,428
Eurobank Ergasias SA1,3	106,208,228	119,403
Svenska Handelsbanken AB, Class A1	8,270,000	109,164
ING Groep NV, depository receipts[1]	6,800,000	91,535
Industrial and Commercial Bank of China Ltd., Class H1	151,000,000	90,440
China Overseas Land & Investment Ltd.[1]	25,650,000	89,058
Assicurazioni Generali SpA[1]	4,410,000	80,632
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Toronto-Dominion Bank (CAD denominated)	1,917,313	$75,157
Banco Santander, SA1	14,488,447	71,132
Standard Chartered PLC[1]	4,860,000	40,320
Standard Chartered PLC (HKD denominated)[1]	3,593,657	30,209
Shinsei Bank, Ltd.[1]	38,280,000	70,418
Banca Monte dei Paschi di Siena SPA[1,3]	49,384,445	65,223
Mitsui Fudosan Co., Ltd.[1]	2,470,000	61,892
RSA Insurance Group PLC[1]	9,457,706	59,431
Aegon NV1	10,502,997	59,284
Investment AB Kinnevik, Class B1	1,648,633	50,539
Bank of the Philippine Islands[1]	28,000,000	49,829
Bancolombia SA (ADR)	1,530,000	40,928
		23,251,338
Information technology 14.13%
Baidu, Inc., Class A (ADR)[3]	11,682,269	2,208,416
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	378,385,649	1,632,763
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	135,652
Nintendo Co., Ltd.[1,2]	11,325,300	1,559,062
Murata Manufacturing Co., Ltd.[1]	10,508,126	1,508,197
Alibaba Group Holding Ltd. (ADR)[3]	18,442,732	1,498,841
Tencent Holdings Ltd.[1]	69,210,800	1,350,168
ASML Holding NV1	12,657,411	1,127,983
Naver Corp.[1,2]	1,906,518	1,061,757
Samsung Electronics Co., Ltd.[1]	759,566	811,088
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	45,164
Infineon Technologies AG1	51,322,842	751,049
ARM Holdings PLC[1]	43,026,700	649,730
Tech Mahindra Ltd.[1,2]	59,217,961	465,033
Alcatel-Lucent[1,3]	99,650,000	394,344
LG Display Co., Ltd.[1,3]	14,271,000	299,067
AAC Technologies Holdings Inc.[1]	44,037,500	286,302
TDK Corp.[1]	4,143,000	265,006
Gemalto NV1	3,797,278	226,899
Yandex NV, Class A2,3	13,211,394	207,683
Hexagon AB, Class B1	5,037,949	186,643
MediaTek Inc.[1]	21,598,000	163,224
Samsung SDI Co., Ltd.[1]	1,418,520	136,213
Hitachi, Ltd.[1]	22,561,000	127,643
Halma PLC[1]	7,776,157	98,557
Keyence Corp.[1]	169,500	93,029
ASM Pacific Technology Ltd.[1]	8,247,000	64,520
Quanta Computer Inc.[1]	12,088,530	19,313
		17,373,346
Consumer discretionary 12.64%
Toyota Motor Corp.[1]	19,345,800	1,187,446
Naspers Ltd., Class N1	6,909,800	944,744
Ctrip.com International, Ltd. (ADR)[3]	18,068,000	837,091
Liberty Global PLC, Class C3	8,508,070	346,874
Liberty Global PLC, Class A3	7,194,500	304,759
Rakuten, Inc.[1]	52,149,100	600,976
Altice NV, Class A1,3	28,032,101	400,853
Altice NV, Class B1,3	11,706,536	169,374
Industria de Diseño Textil, SA1	15,554,000	533,755
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
adidas AG1	5,282,429	$514,731
Barratt Developments PLC[1,2]	53,444,467	489,754
Mahindra & Mahindra Ltd.[1]	24,610,000	471,211
Hyundai Mobis Co., Ltd.[1]	2,209,936	461,215
Suzuki Motor Corp.[1]	15,180,000	460,841
Hyundai Motor Co.[1]	3,561,000	448,705
Sony Corp.[1]	16,437,000	402,680
Publicis Groupe SA1	5,753,144	381,574
Kering SA1	1,999,000	340,737
Sands China Ltd.[1]	99,677,200	337,133
Maruti Suzuki India Ltd.[1]	4,740,000	330,174
Paddy Power PLC[1,2]	2,412,500	322,192
Galaxy Entertainment Group Ltd.[1]	102,060,000	318,217
Renault SA1	2,759,922	276,669
Steinhoff International Holdings NV1	53,961,582	273,943
ASOS PLC[1,2,3]	5,271,605	266,348
B&M European Value Retail SA1,2	63,424,531	265,928
H & M Hennes & Mauritz AB, Class B1	7,370,003	262,441
Schibsted ASA, Class B1,3	5,107,283	162,123
Schibsted ASA, Class A1	2,882,283	94,602
Numericable-SFR, non-registered shares[1]	6,510,346	236,378
Nokian Renkaat Oyj[1]	6,447,882	229,030
Kroton Educacional SA, ordinary nominative[2]	84,909,100	204,533
Li & Fung Ltd.[1]	289,247,000	195,188
Techtronic Industries Co. Ltd.[1]	43,815,000	177,988
Carnival PLC[1]	2,970,000	168,629
Burberry Group PLC[1]	8,922,000	156,928
JD.com, Inc., Class A (ADR)[3]	4,838,800	156,124
LVMH Moet Hennessy Vuitton SE1	980,000	153,200
Sports Direct International PLC[1,3]	17,301,154	146,692
Melco Crown Entertainment Ltd. (ADR)	8,414,000	141,355
Panasonic Corp.[1]	13,432,000	136,320
Mr Price Group Ltd.[1]	10,345,345	133,392
HUGO BOSS AG1	1,515,925	126,242
Tata Motors Ltd.[1,3]	21,351,273	125,555
Cie. Générale des Établissements Michelin[1]	1,291,975	122,670
Global Brands Group Holding Ltd.[1,2,3]	543,368,100	102,638
TOD’S SpA[1]	1,224,376	96,696
Accor SA1	2,116,041	91,275
Volkswagen AG, nonvoting preferred[1]	550,000	79,678
Kingfisher PLC[1]	15,689,000	75,968
Whitbread PLC[1]	835,225	53,976
Astra International Tbk PT1	118,550,000	50,946
MGM China Holdings Ltd.[1]	31,900,000	39,570
Wynn Macau, Ltd.[1]	28,540,000	33,080
Daimler AG1	310,000	25,876
Liberty Global PLC LiLAC, Class C3	329,003	14,147
Liberty Global PLC LiLAC, Class A3	216,675	8,964
Hermès International[1]	47,805	16,118
SEGA SAMMY HOLDINGS INC.[1]	1,578,400	14,740
Fiat Chrysler Automobiles NV1,3	781,574	10,762
Genting Singapore PLC[1]	14,209,500	7,659
Prada SpA[1]	2,262,600	7,021
		15,546,428
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks Health care 11.66%	Shares	Value (000)
Novo Nordisk A/S, Class B1	97,113,991	$5,582,149
Novartis AG1	30,484,832	2,605,740
Bayer AG1	14,758,566	1,851,629
UCB SA1,2	12,642,824	1,138,002
Sysmex Corp.[1]	9,022,200	577,025
Grifols, SA, Class A, non-registered shares[1]	6,343,500	292,028
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	5,627,050	181,851
Grifols, SA, Class B (ADR)	1,770,739	57,372
Roche Holding AG, non-registered shares, non-voting[1]	1,833,000	505,153
Takeda Pharmaceutical Co. Ltd.[1]	9,041,000	450,092
Teva Pharmaceutical Industries Ltd. (ADR)	4,090,500	268,500
Sanofi[1]	2,518,500	214,893
Sonova Holding AG1	1,540,715	195,588
Merck KGaA[1]	1,645,500	159,832
Fresenius SE & Co. KGaA[1]	2,032,800	145,363
AstraZeneca PLC[1]	885,000	59,834
Fresenius Medical Care AG & Co. KGaA[1]	644,254	54,280
		14,339,331
Industrials 8.69%
Airbus Group SE, non-registered shares[1]	22,163,000	1,488,101
International Consolidated Airlines Group, SA (CDI)[1,2]	156,533,816	1,397,041
Ryanair Holdings PLC (ADR)	12,402,994	1,072,363
Babcock International Group PLC[1,2]	32,759,478	487,827
Nidec Corp.[1]	5,825,000	421,627
Recruit Holdings Co., Ltd.[1]	14,028,100	412,486
Jardine Matheson Holdings Ltd.[1]	8,328,700	404,385
Toshiba Corp.[1,3]	178,530,000	366,359
VINCI SA1	4,845,800	310,757
KONE Oyj, Class B1	6,989,535	293,878
Rolls-Royce Holdings PLC[1,3]	34,502,000	292,041
ASSA ABLOY AB, Class B1	13,374,000	280,114
CK Hutchison Holdings Ltd.[1]	20,691,784	277,725
easyJet PLC[1]	10,363,000	265,269
SMC Corp.[1]	907,000	235,212
Wolseley PLC[1]	4,104,904	223,138
Finmeccanica SpA[1,3]	15,886,136	219,587
Groupe Eurotunnel SE1	17,049,668	211,590
Randstad Holding NV1	3,337,037	207,579
Geberit AG1	612,000	205,845
SECOM Co., Ltd.[1]	2,875,000	194,550
Edenred SA1	8,850,000	166,743
Bureau Veritas SA1	8,354,000	166,248
Safran SA1	2,327,741	159,419
Adecco SA1	2,120,000	145,567
China State Construction International Holdings Ltd.[1]	78,787,000	136,246
Meggitt PLC[1]	22,979,800	126,751
Komatsu Ltd.[1]	6,258,000	101,967
Deutsche Post AG1	3,290,000	92,652
DP World Ltd.[1]	3,935,184	79,741
SGS SA1	38,834	73,982
Air France-KLM[1,3]	9,233,795	70,281
Abertis Infraestructuras, SA, Class A1	3,270,015	50,970
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Andritz AG1	455,196	$22,079
ALFA, SAB de CV, Class A, ordinary participation certificates	10,850,000	21,468
		10,681,588
Consumer staples 7.49%
Associated British Foods PLC[1,2]	40,015,838	1,969,707
British American Tobacco PLC[1]	25,625,999	1,423,244
Pernod Ricard SA1	7,516,213	854,526
Seven & i Holdings Co., Ltd.[1]	16,898,700	770,503
Kao Corp.[1]	13,562,800	695,994
Alimentation Couche-Tard Inc., Class B	14,491,800	637,924
Nestlé SA1	8,203,799	608,096
SABMiller PLC[1]	7,613,000	456,016
Japan Tobacco Inc.[1]	11,161,000	409,800
Shiseido Co., Ltd.[1]	14,319,500	296,315
Magnit PJSC (GDR)[1]	5,370,000	214,826
Wal-Mart de México, SAB de CV, Series V	65,671,436	165,717
Thai Beverage PCL[1]	228,407,900	111,023
Asahi Group Holdings, Ltd.[1]	3,510,000	109,730
Hypermarcas SA, ordinary nominative[3]	16,515,000	90,626
Coca-Cola HBC AG (CDI)[1]	3,562,746	75,962
Reckitt Benckiser Group PLC[1]	787,000	72,442
Treasury Wine Estates Ltd.[1]	11,981,295	71,925
Ajinomoto Co., Inc.[1]	2,846,000	67,360
President Chain Store Corp.[1]	7,478,000	46,631
Indofood Sukses Makmur Tbk PT1	87,140,000	32,392
Glanbia PLC[1]	1,041,366	19,150
ITC Ltd.[1]	847,910	4,188
		9,204,097
Telecommunication services 4.02%
SoftBank Group Corp.[1]	46,554,000	2,346,059
China Mobile Ltd.[1]	70,960,500	795,285
KDDI Corp.[1]	18,744,000	485,225
BT Group PLC[1]	43,655,000	301,709
Vodafone Group PLC[1]	76,500,000	247,441
Idea Cellular Ltd.[1]	70,377,011	152,295
Reliance Communications Ltd.[1,3]	87,257,324	115,697
TeliaSonera AB1	22,175,000	110,271
China Unicom (Hong Kong) Ltd.[1]	90,772,000	110,073
Intouch Holdings PCL[1]	36,117,000	51,765
Intouch Holdings PCL, nonvoting depository receipts[1]	23,553,000	33,758
TalkTalk Telecom Group PLC[1]	20,421,000	65,073
TDC A/S1	12,810,000	63,546
MTN Group Ltd.[1]	4,099,984	35,149
China Telecom Corp. Ltd., Class H1	73,322,000	34,150
		4,947,496
Materials 3.00%
Chr. Hansen Holding A/S1,2	8,743,000	546,857
HeidelbergCement AG1	6,278,510	512,211
Syngenta AG1	1,201,500	471,594
Glencore PLC[1,3]	208,793,508	277,815
Klabin SA, units	46,825,000	277,547
Rio Tinto PLC[1]	9,308,000	271,260
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Amcor Ltd.[1]	23,279,000	$226,482
Grasim Industries Ltd. (GDR)[1]	1,915,953	114,136
Grasim Industries Ltd.[1]	1,727,954	102,936
Fortescue Metals Group Ltd.[1]	119,630,000	161,352
First Quantum Minerals Ltd.[2]	35,102,001	131,407
LafargeHolcim Ltd.[1]	1,660,000	83,179
Vale SA, ordinary nominative (ADR)	22,540,039	74,157
Akzo Nobel NV1	1,091,000	72,872
Koninklijke DSM NV1	1,402,580	70,188
BASF SE1	824,000	62,995
Givaudan SA1	29,332	52,778
LG Chem, Ltd.[1]	173,212	47,840
Linde AG1	326,041	47,326
Anhui Conch Cement Co. Ltd., Class H1	17,376,000	46,270
Arkema SA1	461,213	32,258
		3,683,460
Energy 2.58%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	119,374,204	513,309
Petróleo Brasileiro SA (Petrobras), preferred nominative[3]	11,448,200	19,388
Reliance Industries Ltd.[1]	32,268,652	492,654
TOTAL SA1	7,972,882	355,079
Enbridge Inc. (CAD denominated)	7,647,789	254,245
Oil Search Ltd.[1]	48,335,452	236,644
Schlumberger Ltd.	3,333,000	232,477
Tourmaline Oil Corp.[2,3]	12,282,000	198,383
Canadian Natural Resources, Ltd.	6,895,000	150,587
Tullow Oil PLC[1,2,3]	59,145,000	144,152
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	3,462,634	77,793
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	45,790
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	725,648	16,624
BG Group PLC[1]	7,964,939	115,502
Weatherford International PLC[3]	12,670,000	106,301
Suncor Energy Inc.	2,437,000	62,911
BP PLC[1]	10,899,077	56,794
Eni SpA[1]	2,843,000	42,117
Repsol, SA, non-registered shares[1]	3,837,647	41,781
YPF Sociedad Anónima, Class D (ADR)	252,674	3,972
		3,166,503
Utilities 2.40%
Cheung Kong Infrastructure Holdings Ltd.[1]	59,107,000	544,846
Power Grid Corp. of India Ltd.[1]	209,262,499	444,936
Power Assets Holdings Ltd.[1]	48,296,500	443,413
Enel SPA[1]	71,150,000	297,605
ENN Energy Holdings Ltd.[1]	53,035,000	281,138
SSE PLC[1]	11,416,061	255,635
China Resources Gas Group Ltd.[1]	81,500,000	242,514
China Gas Holdings Ltd.[1]	160,586,000	231,063
National Grid PLC[1]	7,835,000	107,764
EDP - Energias de Portugal, SA1	22,442,873	80,658
PT Perusahaan Gas Negara (Persero) Tbk[1]	93,055,800	18,405
		2,947,977
EuroPacific Growth Fund — Page 6 of 12

unaudited
Common stocks Miscellaneous 4.99%	Shares	Value (000)
Other common stocks in initial period of acquisition		$6,133,263
Total common stocks (cost: $85,935,567,000)		111,274,827
Rights & warrants 0.00% Energy 0.00%
Repsol, SA, rights, non-registered shares, expire 2016[1,3]	3,837,647	1,914
Total rights & warrants (cost: $1,944,000)		1,914
Bonds, notes & other debt instruments 0.60% U.S. Treasury bonds & notes 0.42% U.S. Treasury 0.42%	Principal amount (000)
U.S. Treasury 0.50% 2016	$122,000	122,023
U.S. Treasury 1.50% 2016[5]	155,000	155,740
U.S. Treasury 1.75% 2016	172,000	172,915
U.S. Treasury 2.125% 2016	58,850	59,022
Total U.S. Treasury bonds & notes		509,700
Corporate bonds & notes 0.18% Materials 0.18%
FMG Resources 9.75% 2022[4]	246,420	226,706
Total corporate bonds, notes & loans		226,706
Total bonds, notes & other debt instruments (cost: $751,046,000)		736,406
Short-term securities 9.18%
ANZ New Zealand (International) Ltd. 0.38% due 1/15/2016[4]	50,000	49,990
Army and Air Force Exchange Service 0.37% due 1/13/2016[4]	50,000	49,995
Australia & New Zealand Banking Group, Ltd. 0.28% due 3/3/2016[4]	65,000	64,936
Bank of Nova Scotia 0.32%–0.39% due 1/20/2016–1/22/2016[4]	117,600	117,585
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.29% due 1/21/2016	52,100	52,088
BASF AG 0.41% due 1/7/2016[4]	50,000	49,997
BNP Paribas Finance Inc. 0.28%–0.50% due 2/4/2016–3/15/2016	251,400	251,229
British Columbia (Province of) 0.21%–0.30% due 1/11/2016–2/24/2016	69,969	69,949
Caisse d’Amortissement de la Dette Sociale 0.23%–0.27% due 1/4/2016–1/28/2016[4]	88,000	87,978
Coca-Cola Co. 0.33%–0.35% due 1/8/2016–1/25/2016[4]	125,000	124,988
Export Development Canada 0.29% due 2/4/2016	25,000	24,994
Fannie Mae 0.17%–0.28% due 1/4/2016–4/6/2016	757,500	757,386
Federal Farm Credit Banks 0.19%–0.37% due 1/13/2016–5/9/2016	292,700	292,540
Federal Home Loan Bank 0.10%–0.54% due 1/4/2016–7/18/2016	4,891,108	4,888,108
Freddie Mac 0.14%–0.51% due 1/5/2016–4/25/2016	1,027,300	1,027,020
International Bank for Reconstruction and Development 0.17%–0.24% due 1/20/2016–1/27/2016	200,000	199,981
Internationale Nederlanden (U.S.) Funding Corp. 0.16% due 1/12/2016	90,200	90,195
Kells Funding, LLC 0.30%–0.40% due 3/1/2016–3/10/2016[4]	158,500	158,339
KfW 0.27%–0.29% due 2/16/2016–2/26/2016[4]	185,700	185,639
Liberty Street Funding Corp. 0.29%–0.35% due 2/12/2016–2/23/2016[4]	84,900	84,837
Mitsubishi UFJ Trust and Banking Corp. 0.30% due 1/6/2016[4]	50,000	49,997
Mizuho Bank, Ltd. 0.00%–0.35% due 1/13/2016–2/23/2016[4]	193,800	193,735
Mizuho Funding LLC 0.29% due 1/11/2016–1/21/2016[4]	100,000	99,982
National Australia Bank Ltd. 0.23%–0.45% due 2/11/2016–3/14/2016[4]	307,600	307,417
Nordea Bank AB 0.30%–0.42% due 1/15/2016–2/19/2016[4]	235,000	234,908
EuroPacific Growth Fund — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Old Line Funding, LLC 0.27%–0.71% due 1/25/2016–5/18/2016[4]	$201,400	$201,087
Private Export Funding Corp. 0.43% due 1/26/2016[4]	39,000	38,990
Scotiabank Inc. 0.40%–0.57% due 4/21/2016–5/16/2016[4]	147,000	146,698
Sumitomo Mitsui Banking Corp. 0.24%–0.65% due 1/12/2016–4/4/2016[4]	193,000	192,863
Svenska Handelsbanken Inc. 0.28%–0.41% due 1/5/2016–3/10/2016[4]	142,500	142,414
Thunder Bay Funding, LLC 0.26% due 1/7/2016[4]	6,400	6,399
Toronto-Dominion Holdings USA Inc. 0.39%–0.60% due 1/19/2016–4/13/2016[4]	170,200	170,010
Total Capital Canada Ltd. 0.19%–0.25% due 1/25/2016–2/25/2016[4]	116,600	116,540
Toyota Credit Canada Inc. 0.33% due 1/25/2016	50,000	49,987
Toyota Motor Credit Corp. 0.35%–0.37% due 3/11/2016–3/21/2016	125,000	124,875
U.S. Treasury Bills 0.14%–0.55% due 1/21/2016–6/16/2016	550,000	549,476
Victory Receivables Corp. 0.25% due 1/11/2016[4]	40,000	39,995
Total short-term securities (cost: $11,293,016,000)		11,293,147
Total investment securities 100.29% (cost: $97,981,573,000)		123,306,294
Other assets less liabilities (0.29)%		(360,398)
Net assets 100.00%		$122,945,896
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,906,651,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/21/2016	HSBC Bank	$3,189	A$4,400	$(14)
Australian dollars	1/25/2016	UBS AG	$14,102	A$19,650	(198)
British pounds	1/20/2016	JPMorgan Chase	$289,713	£191,087	7,996
British pounds	1/28/2016	UBS AG	$238,870	£160,279	2,567
British pounds	1/29/2016	Citibank	$607,094	£407,659	6,072
British pounds	2/12/2016	Bank of America, N.A.	$285,674	£188,327	8,015
British pounds	2/12/2016	UBS AG	$412,662	£275,000	7,219
British pounds	2/12/2016	Barclays Bank PLC	$25,230	£16,633	708
Euros	1/8/2016	HSBC Bank	$93,479	€82,974	3,289
Euros	1/21/2016	Bank of America, N.A.	$178,766	€166,993	(2,811)
Euros	1/22/2016	HSBC Bank	$44,984	€41,021	379
Euros	3/8/2016	JPMorgan Chase	$120,384	€110,600	(22)
Japanese yen	1/11/2016	Bank of America, N.A.	$100,855	¥12,408,300	(2,407)
Japanese yen	1/12/2016	JPMorgan Chase	$29,102	¥3,570,000	(609)
Japanese yen	1/12/2016	UBS AG	$82,821	¥10,160,500	(1,737)
Japanese yen	1/21/2016	Barclays Bank PLC	$347,015	¥42,103,000	(3,437)
Japanese yen	1/25/2016	Barclays Bank PLC	$132,340	¥16,080,000	(1,515)
Japanese yen	1/29/2016	Bank of America, N.A.	$34,893	¥4,275,000	(696)
Japanese yen	1/29/2016	JPMorgan Chase	$40,000	¥4,900,000	(793)
Japanese yen	1/29/2016	Bank of America, N.A.	$133,043	¥16,300,000	(2,655)
Japanese yen	2/12/2016	Bank of America, N.A.	$29,652	¥3,575,000	(119)
EuroPacific Growth Fund — Page 8 of 12

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Japanese yen	2/18/2016	UBS AG	$52,481	¥6,320,000	$(155)
South Korean won	1/14/2016	JPMorgan Chase	$24,039	KRW28,020,115	151
					$19,228
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
Associated British Foods PLC[1]	39,095,838	1,075,000	155,000	40,015,838	$21,091	$1,969,707
Nintendo Co., Ltd.[1]	11,332,600	48,700	56,000	11,325,300	7,589	1,559,062
International Consolidated Airlines Group, SA (CDI)[1]	163,039,440	—	6,505,624	156,533,816	17,021	1,397,041
UCB SA1	12,642,824	—	—	12,642,824	15,024	1,138,002
Naver Corp.[1]	1,364,606	541,912	—	1,906,518	1,390	1,061,757
Fairfax Financial Holdings Ltd.	868,291	—	—	868,291	—	408,965
Fairfax Financial Holdings Ltd. (CAD denominated)	781,878	—	—	781,878	—	371,196
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	14,357	546,857
Barratt Developments PLC[1]	58,322,000	1,040,000	5,917,533	53,444,467	20,767	489,754
Babcock International Group PLC[1]	22,104,478	10,655,000	—	32,759,478	11,450	487,827
Tech Mahindra Ltd.[1]	38,972,568	20,245,393	—	59,217,961	5,163	465,033
Paddy Power PLC[1]	3,204,000	221,604	1,013,104	2,412,500	25,344	322,192
Indiabulls Housing Finance Ltd.[1]	—	26,207,577	—	26,207,577	3,610	290,150
ASOS PLC[1,3]	4,097,900	1,173,705	—	5,271,605	—	266,348
B&M European Value Retail SA1	39,952,644	23,471,887	—	63,424,531	3,320	265,928
Yandex NV, Class A3	12,349,600	2,984,194	2,122,400	13,211,394	—	207,683
Kroton Educacional SA, ordinary nominative	63,262,000	21,647,100	—	84,909,100	4,058	204,533
Tourmaline Oil Corp.[3]	9,908,200	2,373,800	—	12,282,000	—	198,383
Tullow Oil PLC[1,3]	19,052,000	40,093,000	—	59,145,000	—	144,152
First Quantum Minerals Ltd.	12,941,001	22,161,000	—	35,102,001	1,241	131,407
Global Brands Group Holding Ltd.[1,3]	543,368,100	—	—	543,368,100	—	102,638
Air France-KLM[1,3,6]	20,573,795	—	11,340,000	9,233,795	—	—
Altice SA3,6	14,212,741	—	14,212,741	—	—	—
China Resources Gas Group Ltd.[1,6]	118,420,000	3,000,000	39,920,000	81,500,000	4,440	—
Ctrip.com International, Ltd. (ADR)[3,6]	9,034,000	9,034,000	—	18,068,000	—	—
ENN Energy Holdings Ltd.[1,6]	55,318,000	—	2,283,000	53,035,000	5,676	—
Gemalto NV1,6	4,804,745	309,000	1,316,467	3,797,278	2,222	—
Infineon Technologies AG1,6	56,918,948	—	5,596,106	51,322,842	—	—
Murata Manufacturing Co., Ltd.[1,6]	12,427,300	—	1,919,174	10,508,126	9,199	—
Power Grid Corp. of India Ltd.[1,6]	296,023,422	—	86,760,923	209,262,499	4,728	—
					$177,690	$12,028,615

EuroPacific Growth Fund — Page 9 of 12

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $98,326,327,000, which represented 79.98% of the net assets of the fund. This amount includes $95,196,904,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,122,577,000, which represented 2.54% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,654,000, which represented .01% of the net assets of the fund.
[6]	Unaffiliated issuer at 12/31/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
EuroPacific Growth Fund — Page 10 of 12

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,116,143	$21,134,172	$1,023	$23,251,338
Information technology	4,050,592	13,322,754	—	17,373,346
Consumer discretionary	2,013,847	13,532,581	—	15,546,428
Health care	325,872	14,013,459	—	14,339,331
Industrials	1,093,831	9,587,757	—	10,681,588
Consumer staples	894,267	8,309,830	—	9,204,097
Telecommunication services	—	4,947,496	—	4,947,496
Materials	483,111	3,200,349	—	3,683,460
Energy	1,587,363	1,579,140	—	3,166,503
Utilities	—	2,947,977	—	2,947,977
Miscellaneous	385,388	5,747,875	—	6,133,263
Rights & warrants	—	1,914	—	1,914
Bonds, notes & other debt instruments	—	736,406	—	736,406
Short-term securities	—	11,293,147	—	11,293,147
Total	$12,950,414	$110,354,857	$1,023	$123,306,294

EuroPacific Growth Fund — Page 11 of 12

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$36,396	$—	$36,396
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(17,168)	—	(17,168)
Total	$—	$19,228	$—	$19,228
*	Securities with a value of $95,196,904,000, which represented 77.43% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$32,068,655
Gross unrealized depreciation on investment securities	(8,198,450)
Net unrealized appreciation on investment securities	23,870,205
Cost of investment securities	99,436,089

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-0216O-S49186	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2016